Focused Balanced Strategy Portfolio (Prospectus Summary): | Focused Balanced Strategy Portfolio
Focused Balanced Strategy Portfolio

SUNAMERICA SERIES, INC.

SUNAMERICA FOCUSED ASSET ALLOCATION STRATEGIES

Focused Balanced Strategy Portfolio

Focused Multi-Asset Strategy Portfolio

Supplement dated April 26, 2012 to the Prospectus

dated February 28, 2012, as supplemented and amended to date

Effective immediately, the expense information for the Focused Balanced Strategy Portfolio contained in the table on page 2 of the Prospectus within the “Portfolio Highlights” section under the heading “ Fees and Expenses of the Portfolio-Annual Fund Operating Expenses,” is hereby deleted and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Focused Balanced Strategy Portfolio		Class A	Class B	Class C	Class I
Management Fees		0.10%	0.10%	0.10%	0.10%
Distribution and Service (12b-1) Fees		none	0.65%	0.65%	none
Acquired Fund Fees and Expenses		1.37%	1.37%	1.37%	1.37%
Other Expenses		0.12%	0.14%	0.11%	1.18%
Total Annual Fund Operating Expenses	[1]	1.59%	2.26%	2.23%	2.65%
[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of net expenses to average net assets provided in the Financial Highlights table which reflects the operating expenses of each Class and does not include Acquired Fund Fees and Expenses.

In addition, the expense example information for the Focused Balanced Strategy Portfolio contained in the tables on page 3 of the Prospectus within the “Portfolio Highlights” section under the heading “Example,” is hereby deleted and replaced with the following:
Expense Example Focused Balanced Strategy Portfolio (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	727	1,048	1,391	2,356
Class B	629	1,006	1,410	2,427
Class C	326	697	1,195	2,565
Class I	268	823	1,405	2,983

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Focused Balanced Strategy Portfolio (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	727	1,048	1,391	2,356
Class B	229	706	1,210	2,427
Class C	226	697	1,195	2,565
Class I	268	823	1,405	2,983

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE. SUP1_AAPRO_2-12